Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Note 7 - Prepaid expenses and other receivables
Note 7 - Prepaid expenses and other receivables

As of December 31
2022	2021
$ millions	$ millions

Government institutions	111	97
Prepaid expenses	70	51
Current tax assets	53	97
Derivative instruments	10	48
Other	79	64
	323	357